Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 102,226	$ 102,542
Impairment	(4,592)	(4,402)
Less: accumulated depreciation and amortization	(59,532)	(56,365)
Net book value	42,694	46,177
Net value of computer software included in furniture, fixture and equipment	283	405
Impairment of property, plant and equipment	197		4,474
Depreciation of property, plant and equipment	4,219	4,920	6,197
Land and buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	33,715	33,715
Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	54,100	54,809
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	13,248	13,369
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,421	1,428
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,799	3,543
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		80
Land use right of state-owned land and buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	29,534	29,534
Lease terms	50 years
Lease expiration period	Dec. 31, 2050
Long term leased land and buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 4,181	$ 4,181
Lease terms	50 years
Lease expiration period	Dec. 31, 2053